Capital and Other Components of Equity (Details 3) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Non-controlling interests, net of tax [Abstract]
Balance at the beginning of the year	$ 17,068,501	$ 18,388,204	$ 22,648,604
Equity attributable to non-controlling interests:
Loss for the year	(2,177,869)	(2,120,737)	(1,211,772)
Adjustment of changes in ownership of investees	(20,998)	(6,421)	(191,394)
Foreign currency translation differences	(306,963)	(355,700)	(1,867,168)
Unrealized loss on financial assets at FVTOCI	(1,474)	0	0
Remeasurement of defined benefit plans	0	201	(98)
Group reorganization	2,701	0	0
Effect of disposal of interest in subsidiary to non-controlling interests	0	1,258,788	0
Effect of acquisition of non-controlling interests	0	0	37,036
Redemption of subsidiary treasury shares	0	0	(865,633)
Others	(147,339)	(95,834)	(161,371)
Balance at the end of the year	$ 14,416,559	$ 17,068,501	$ 18,388,204